Income Tax - Schedule of Deferred Tax Assets and Liabilities Recognized (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Deferred tax assets	₽ 5,488	₽ 96
Deferred tax liabilities	(13,506)	(11,494)
Deferred tax liabilities, net	₽ (8,018)	₽ (11,398)	₽ (14,780)	₽ (9,598)